Fair Value Disclosures - Assets and Liabilities Measured At Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Assets:
Investments at fair value	$ 166,669	$ 145
Interest rate swap	187	241
Liabilities:
Earn-out liability	120,967	0
Earn-in consideration payable	1,593	1,519	$ 1,500
Fair Value, Recurring [Member]
Assets:
Interest rate swap		241
Total	166,669	386
Liabilities:
Warrant liability	23,235
Earn-out liability	120,967
TRA liability	13,300
Earn-in consideration payable	1,593	1,519
Payout right		3,662
Total	159,095	5,181
Mutual Fund [Member]
Assets:
Investments at fair value	48	44
Mutual Fund [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	48	44
Exchange Traded Funds [Member]
Assets:
Investments at fair value	111	101
Exchange Traded Funds [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	111	101
Investments – External Strategic Managers | Fair Value, Recurring [Member]
Assets:
Investments at fair value	165,322
Investments - Affiliated Funds | Fair Value, Recurring [Member]
Assets:
Investments at fair value	$ 1,188
Liabilities:
Redemption, required notice	30 days
Level 1 | Fair Value, Recurring [Member]
Assets:
Interest rate swap		0
Total	$ 159	145
Liabilities:
Warrant liability	23,235
Earn-out liability	0
TRA liability	0
Earn-in consideration payable	0	0
Payout right		0
Total	23,235	0
Level 1 | Mutual Fund [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	48	44
Level 1 | Exchange Traded Funds [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	111	101
Level 1 | Investments – External Strategic Managers | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0
Level 1 | Investments - Affiliated Funds | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0
Level 2 | Fair Value, Recurring [Member]
Assets:
Interest rate swap		241
Total	0	241
Liabilities:
Warrant liability	0
Earn-out liability	0
TRA liability	0
Earn-in consideration payable	0	0
Payout right		0
Total	0	0
Level 2 | Mutual Fund [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0	0
Level 2 | Exchange Traded Funds [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0	0
Level 2 | Investments – External Strategic Managers | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0
Level 2 | Investments - Affiliated Funds | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0
Level 3
Liabilities:
Earn-out liability	120,967
TRA liability	13,300
Earn-in consideration payable	1,593
Level 3 | Fair Value, Recurring [Member]
Assets:
Interest rate swap		0
Total	165,322	0
Liabilities:
Warrant liability	0
Earn-out liability	120,967
TRA liability	13,300
Earn-in consideration payable	1,593	1,519
Payout right		3,662
Total	135,860	5,181
Level 3 | Mutual Fund [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0	0
Level 3 | Exchange Traded Funds [Member] | Fair Value, Recurring [Member]
Assets:
Investments at fair value	0	$ 0
Level 3 | Investments – External Strategic Managers
Assets:
Investments at fair value	165,322
Level 3 | Investments – External Strategic Managers | Fair Value, Recurring [Member]
Assets:
Investments at fair value	165,322
Level 3 | Investments - Affiliated Funds | Fair Value, Recurring [Member]
Assets:
Investments at fair value	$ 0